General (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					0 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Oct. 26, 2011	Mar. 04, 2011	Dec. 31, 2009	Mar. 04, 2011 Acquisition Of Cyber Tech [Member]	Dec. 31, 2011 Acquisition Of Fizzback [Member]	Dec. 16, 2011 Acquisition Of Fizzback [Member]
Business Acquisition [Line Items]
Cash		$ 59,766			$ 85,336	$ 59,436
Goodwill		32,401	44,157	41,837	45,349
Total consideration								80,905
Goodwill, segment allocation						$ 35,562 from the goodwill was assigned to the Customer Interactions Solutions' reporting unit and the remaining amount of $ 6,275 was assigned to the Security Solutions reporting unit.
Amortization of intangible assets weighted average rate						38.00%	21.00%
Intangibles		30,423			41,454
In process research and development ("IPR&D")					1,440
Additional payment	5,689
Acquisition costs	$ 2,925	$ 851